Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent events
On July 11, 2025, the Company repaid the total purchase price, amounting in aggregate to $57,100,000
plus the payable relating to inventory on board of the vessels of vessels “Supra Pasha”, “Supra Monarch” and “Eco Sikousis”, amounting in aggregate to
$1,486,691(Note 3, 11).
In July 2025, the Company received dividends of $189,583 on Series A preferred shares from C3is Inc.
On August 8, 2025, the Company granted under the 2024 Equity Plan 431,894 restricted shares of common stock and options to acquire up to
 299,003
shares of common stock, with an exercise price of $3.01 per share, to the Company’s CEO. The fair value of each share granted was
 $3.01 which is equal to the market value of the Company’s common stock on that day. 50% of these restricted shares and options vest in August 2026 and the remaining 50% vest in August 2027.
On August 8, 2025, the Company entered into memoranda of agreement to acquire three bulkers for an aggregate purchase price of $51,600,000,
10% of which is payable by the Company in shares of its common stock valued at the 30-day “volume weighted average price (“VWAP”)” through the date of the acquisition agreement, with companies affiliated with members of the family of the Company’s Chief Executive Officer. The first vessel is expected to be delivered in the fourth quarter of 2025, the second vessel is expected to be delivered in the first quarter of 2026 while the third vessel is expected to be delivered in the third quarter of 2026.
On August 29, 2025, the Company repaid the total purchase price, amounting in aggregate to $71,900,000 plus the payable relating to inventory on board of vessels “Supra Duke”, “Eco Czar”, “Supra Sovereign” and “Supra Baron”,
amounting in aggregate
 to $2,961,556 and the amount of $475,947, representing 50% of the previous owners’ capitalized costs, covered by the new owners (Note 3, 11).
In September 2025, 1,033,333 of Class E warrants were exercised.